RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of Trinity Biotech, and directly with Mr O'Caoimh, to provide premises at IDA Business Park, Bray, County Wicklow, Ireland. Commencing in December 2003, the Group entered into an agreement with JRJ for a 25-year lease for offices that were then adjacent to its then premises at IDA Business Park, Bray, Co. Wicklow, Ireland.

In 2007 the Group entered into a 25-year lease agreement with Mr O’Caoimh and Dr Walsh for a 43,860 square foot manufacturing facility in Bray, Ireland. Subsequent to the signing of this lease, the ownership of the building transferred from JRJ to Mr O’Caoimh solely. A rent review of this facility is currently ongoing and has been referred to an independent arbitrator for determination. In 2016 the Group entered into 10-year lease agreement with Mr O’Caoimh for a warehouse of 16,000 square feet adjacent to the leased manufacturing facility in Bray, Ireland.

The total rent for the three premises is US$1.3 million annually. Upward-only rent reviews are carried out every five years and there have been no increases to date arising from these rent reviews, although a rent review for the 43,860 square foot manufacturing facility is currently ongoing.